Reclassification Out of Accumulated Other Comprehensive Income (Loss) (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2014		Mar. 31, 2013	Mar. 31, 2012
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Other, net	¥ (587)		¥ (1,442)	¥ (2,195)
Income taxes	(61)		(2,493)	1,240
Net income (loss)	(35,540)		(3,821)	(2,195)
Reclassification out of Accumulated Other Comprehensive Income
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Total amount reclassified, net of tax	43
Reclassification out of Accumulated Other Comprehensive Income | Accumulated Net Unrealized Investment Gain (Loss)
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Other, net	(1,396)	[1]
Income taxes	494
Net income (loss)	(902)	[1]
Reclassification out of Accumulated Other Comprehensive Income | Accumulated Defined Benefit Plans Adjustment
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Amortization of actuarial loss	1,264	[2]
Amortization of prior service cost	(168)	[1],[2]
Income taxes	(151)	[1]
Net income (loss)	¥ 945

[1]	Amounts in parentheses indicate a gain in the consolidated statements of operations.
[2]	The accumulated other comprehensive income components are included in the computation of net periodic pension cost (see note 16 for additional details).